Share Compensation and Employee Benefit Plans - Narrative (Details)				12 Months Ended
	Jan. 03, 2023 USD ($) shares	Nov. 08, 2018 $ / shares	Feb. 17, 2016 $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2015	May 15, 2023 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, amount capitalized | $				$ 0
Percentage of diluted shares, maximum							0.165
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested, number (in shares)					4,305,650
Share-based compensation arrangement by share-based payment award, shares issued in period (in shares)	2,359,517
Share-based payment arrangement, accelerated cost | $	$ 21,000,000
Accrued payroll taxes | $	17,300,000
Share-based payment arrangement, decrease for tax withholding obligation | $	$ 50,600,000
Class of warrant or right, outstanding (in shares)				0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					11,194,164
Cumulative dividends | $				$ 34,100,000
Defined contribution plan, cost | $				$ 1,200,000	$ 3,100,000	$ 3,000,000
Founder’s Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of warrant or right, outstanding (in shares)					21,229,070
Warrant
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of warrant or right, outstanding (in shares)					16,080,384
Ratchet Warrant
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of warrant or right, outstanding (in shares)					1,670,480
Restricted Share Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested, number (in shares)				723,658	4,305,650
Granted (in shares)				723,658
Share-based compensation arrangement by share-based payment award, equity instruments other than options, outstanding, weighted average remaining contractual terms				1 year 3 months 18 days
Restricted Share Units | April 1, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)				489,006
Performance Share Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, nonvested, number (in shares)				286,042	0
Granted (in shares)				286,042
Share-based compensation arrangement by share-based payment award, equity instruments other than options, outstanding, weighted average remaining contractual terms				2 years
Performance Share Units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-award vesting rights, percentage				0.00%
Performance Share Units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-award vesting rights, percentage				200.00%
Performance Share Units | January 1, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)				286,042
General and Administrative Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense | $				$ 10,800,000
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)								4,913,119
Common stock, capital, remaining shares reserved for future issuance				3,903,419
Share-based payment arrangement, amount capitalized | $				$ 8,100,000
2023 Plan | General and Administrative Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense | $				6,500,000
2015 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of diluted shares, maximum			0.02
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price (in dollars per share) | $ / shares			$ 0.01
Share-based compensation arrangement by share-based payment award, expiration period			10 years
2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of diluted shares, maximum		0.03
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price (in dollars per share) | $ / shares		$ 0.01
Share-based compensation arrangement by share-based payment award, expiration period		10 years
2015 And 2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, amount capitalized | $					$ 21,000,000
2015 And 2018 Plan | Investment Company, Dividend Distribution
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense | $				$ 21,000,000